Tax (Details 3) (CHF)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Net deferred tax assets (CHF million)
Deferred tax assets	6,185,000,000	7,102,000,000
Net operating loss carry-forwards	4,433,000,000	5,181,000,000
Deferred tax liabilities	394,000,000	130,000,000
Deferred Tax Assets (Liabilities), Net	5,791,000,000	6,972,000,000
Net deferred tax assets change	(1,181,000,000)
Net deferred tax increase/(decrease) related to foreign exchange gains/(losses)	182,000,000
Accumulated undistributed earnings from foreign subsidiaries	6,100,000,000
Reasonably possible decrease in unrecognized tax benefits, low end of range	0
Reasonably possible decrease in unrecognized tax benefits, high end of range	72,000,000
Bank
Net deferred tax assets (CHF million)
Deferred tax assets	6,179,000,000	7,094,000,000
Net operating loss carry-forwards	4,432,000,000	5,177,000,000
Deferred tax liabilities	80,000,000	103,000,000
Deferred Tax Assets (Liabilities), Net	6,099,000,000	6,991,000,000
Net deferred tax assets change	(892,000,000)
Net deferred tax increase/(decrease) related to foreign exchange gains/(losses)	182,000,000
Accumulated undistributed earnings from foreign subsidiaries	5,600,000,000
Reasonably possible decrease in unrecognized tax benefits, low end of range	0
Reasonably possible decrease in unrecognized tax benefits, high end of range	74,000,000